SCHEDULE OF SUBSIDIARIES (Details)		6 Months Ended	12 Months Ended
		Sep. 30, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Sep. 30, 2025 £ / shares shares	Sep. 08, 2025 shares	Jul. 22, 2025 shares	Mar. 31, 2025 £ / shares shares	Jan. 23, 2025 $ / shares shares	Dec. 20, 2024 $ / shares	Jul. 26, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					201,950,104	2,250,000		2,250,000
Par value per share								$ 0.00005	$ 2.17
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share										$ 0.00005
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation		Hong Kong
Principal activities		Provision of ESG reporting solutions services
Percentage of ownership interest		100.00%	100.00%
Par value per share		$ 0.00005
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		19,907	19,907	19,907			19,907
Diginex USA, LLC [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation		United States of America
Principal activities		Provision of ESG reporting solutions services
Percentage of ownership interest		100.00%	100.00%
Diginex USA, LLC [member] | Class A units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		1,000	1,000	1,000			1,000
Par value per share		$ 10	$ 10
Diginex Services Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation		United Kingdom
Principal activities		Provision of ESG reporting solutions services
Par value per share | £ / shares				£ 0.01			£ 0.01
Percentage of ownership interest		100.00%	100.00%
Diginex MENA Limited [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation	[1]	Abu Dhabi
Principal activities	[1]	Inactive
Percentage of ownership interest	[1]	100.00%
Diginex MENA Limited [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	[1]	100		100
Diginex MENA Limited [Member] | Class A units [member]
IfrsStatementLineItems [Line Items]
Par value per share		$ 1

[1]	Diginex MENA Limited was incorporated in Abu Dhabi on September 26, 2025.